Defiance Daily Target 2X Short RKLB ETF
Schedule of Investments
January 31, 2026 (Unaudited)

U.S. TREASURY BILLS - 22.0%	Principal	Value
3.58%, 02/19/2026 (a)(b)	$2,590,000	$2,585,604
TOTAL U.S. TREASURY BILLS (Cost $2,585,382)		2,585,604

MONEY MARKET FUNDS - 1.4%	Shares
First American Government Obligations Fund - Class X, 3.61% (c)	165,647	165,647
TOTAL MONEY MARKET FUNDS (Cost $165,647)		165,647

TOTAL INVESTMENTS - 23.4% (Cost $2,751,029)		2,751,251
Other Assets in Excess of Liabilities - 76.6%		9,015,716
TOTAL NET ASSETS - 100.0%		$11,766,967

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of January 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of January 31, 2026 was $1,699,107.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Defiance Daily Target 2X Short RKLB ETF
Schedule of Total Return Swap Contracts
January 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Rocket Lab Corp.	Cantor Fitzgerald & Co.	Pay	OBFR + (15.00)%	Termination(a)	11/01/2027	$(8,627,543)	$1,664,580
Rocket Lab Corp.	Clear Street LLC	Receive	OBFR + (1.25)%	Termination(b)	01/11/2028	(4,604,025)	539,775
Rocket Lab Corp.	Marex Capital Markets Inc.	Pay	OBFR + (2.50)%	Monthly(b)	11/18/2028	(3,947,851)	556,530
Rocket Lab Corp.	Nomura Securities International, Inc.	Pay	OBFR + (45.00)%	Termination(a)	01/09/2029	(6,325,530)	591,417
Net Unrealized Appreciation (Depreciation)						0	$3,352,302

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2026.

OBFR - Overnight Bank Funding Rate was 3.63% as of January 31, 2026.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.
(b)
Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination, but also periodically throughout the term based on predetermined notional thresholds.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Defiance Daily Target 2X Short RKLB ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Bills	$–	$2,585,604	$–	$2,585,604
Money Market Funds	165,647	–	–	165,647
Total Investments	$165,647	$2,585,604	$–	$2,751,251

Other Financial Instruments:
Total Return Swaps *	$–	$3,352,302	$–	$3,352,302
Total Other Financial Instruments	$–	$3,352,302	$–	$3,352,302

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.